Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt

(7) Debt

The following represents the Company’s debt obligations as of December 31, 2022 and 2021:

	2022		2021
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,367,858	5.78%	$1,062,858	1.60%	August 2027
TL 2019 Term Loan	127,293	3.50%	138,578	3.50%	December 2026
TL 2021-1 Term loan	60,314	2.65%	65,804	2.65%	February 2028
TL 2021-2 Term Loan	192,202	2.90%	206,635	2.90%	October 2028
TMCL II Secured Debt Facility (1)	1,239,440	6.00%	1,073,741	1.75%	November 2028
TMCL VII 2020-1 Bonds	332,413	3.06%	388,194	3.07%	August 2045
TMCL VII 2020-2 Bonds	476,279	2.26%	535,690	2.26%	September 2045
TMCL VII 2020-3 Bonds	175,750	2.15%	195,861	2.15%	September 2045
TMCL VII 2021-1 Bonds	467,881	1.72%	513,333	1.72%	February 2046
TMCL VII 2021-2 Bonds	564,373	2.27%	616,469	2.27%	April 2046
TMCL VII 2021-3 Bonds	536,000	1.98%	584,000	1.98%	August 2046
Total debt outstanding (2)	5,539,803		5,381,163
Unamortized debt premiums and discounts	(34,884)		(40,643)
Debt, net of unamortized costs	$5,504,919		$5,340,520
Debt, net of unamortized costs - current	$377,898		$380,207
Debt, net of unamortized costs - non-current	$5,127,021		$4,960,313

(1)
Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its scheduled conversion date.

(2)
The fair value of total debt based on the borrowing rates available to the Company was approximately $5,107,874 and $5,320,366 at December 31, 2022 and 2021, respectively, and was measured using Level 2 inputs.

The Company hedges the risks associated with fluctuations in interest rates on a portion of its floating-rate debt by entering into interest rate swap agreements that convert a portion of its floating-rate debt to a fixed rate basis, thereby reducing the impact of interest rate changes on future interest expense. The following table summarizes the Company's outstanding fixed-rate and floating-rate debt as of December 31, 2022:

	Balance Outstanding	Contractual Weighted Average Interest Rate
Excluding impact of derivative instruments:
Fixed-rate debt	$2,932,505	2.32%
Floating-rate debt	2,607,298	5.88%

Including impact of derivative instruments:
Fixed-rate debt	2,932,505	2.32%
Hedged floating-rate debt	2,071,125	2.88%
Total fixed and hedged debt	5,003,630	2.55%
Unhedged floating-rate debt	536,173	5.83%
Total	$5,539,803	2.87%

The Company’s debt facilities are secured by specific pools of containers and related assets owned by the Company. The Company’s debt agreements contain various restrictive financial and other covenants related to leverage, interest coverage, fixed charge coverage, container sales proceeds ratio, net income and debt levels and consolidated tangible net worth, including limitations on certain liens, indebtedness and investments. TL's revolving credit facility and term loans also contain limitation on loan and dividend payment to TGH. All of the Company’s debt facilities contain restrictive covenants on borrowing base minimums.

Under the terms of the debt agreements, the total outstanding principal may not exceed an amount that is calculated as the total of the eligible containers designated to the respective facility multiplied by a certain advance rate, plus the restricted cash amount (the “Asset Base”). For secured debt and revolving credit facilities, the total outstanding principal may not exceed the lesser of the commitment amount or the Asset Base. TGH and its subsidiaries were in compliance with these restrictive covenants as of December 31, 2022.

Secured Debt Facility

TMCL II has a securitization facility (the “TMCL II Secured Debt Facility”) that provides for an aggregate commitment amount of up to $1,500,000. There is a commitment fee on the unused amount of the total commitment, payable monthly in arrears.

The TMCL II Secured Debt Facility has a conversion date and final maturity date of November 2024 and November 2028, respectively, with interest rate during the revolving period of daily SOFR plus a spread of 1.60%, payable monthly in arrears.

Revolving Credit Facility

TL has a revolving credit facility (the “TL Revolving Credit Facility”) that provides for an aggregate commitment amount of up to $1,900,000 (which includes a $25,000 letter of credit facility). There is a commitment fee on the unused amount of the total commitment, payable quarterly in arrears. The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through August 2027 when all borrowings are due in full.

In August 2022, TL entered into an amendment of the TL Revolving Credit Facility which increased the aggregate commitment amount from $1,500,000 to $1,900,000, extended the maturity date to August 2027, and transitioned the benchmark interest rate to SOFR due to the upcoming LIBOR discontinuation. The applicable interest rate was amended to daily SOFR plus a spread of 1.475%, payable monthly in arrears.

The TL Revolving Credit Facility contains cross default provisions that may result in an acceleration of principal repayment under the debt facility if an uncured default condition were to exist. TGH acts as an unconditional guarantor of the TL Revolving Credit Facility.

Term Loans

TL 2019 Term Loan. TL has a $160,000 fixed rate term loan (the “TL 2019 Term Loan”) with a group of financial institutions. Interest on the outstanding amount due under the TL 2019 Term Loan is payable monthly in arrears.

TL 2021-1 Term Loan. TL has a $70,270 fixed rate term loan (the “TL 2021-1 Term Loan”) with a group of financial institutions. Interest on the outstanding amount due under this term loan is payable monthly in arrears.

TL 2021-2 Term Loan. TL has a $209,000 fixed rate term loan (the “TL 2021-2 Term Loan”) with a group of financial institutions. Interest on the outstanding amount due under this term loan is payable monthly in arrears.

The TL Term Loans contain cross default provisions that may result in an acceleration of principal repayment under the debt facility if an uncured default condition were to exist. TGH acts as an unconditional guarantor of the TL Term Loans.

Bonds Payable

TMCL VII 2020-1 Bonds. TMCL VII issued $380,800 of aggregate Class A principal amount and $69,200 of aggregate Class B principal amount of the Series 2020-1 Fixed Rate Asset Backed Notes (the “TMCL VII 2020-1 Bonds”). Under the terms of the TMCL VII 2020-1 Bonds, both principal and interest incurred are payable monthly.

TMCL VII 2020-2 Bonds. TMCL VII issued $531,600 of aggregate Class A principal amount and $76,200 of aggregate Class B principal amount of the Series 2020-2 Fixed Rate Asset Backed Notes (“the TMCL VII 2020-2 Bonds”). Under the terms of the TMCL VII 2020-2 Bonds, both principal and interest incurred are payable monthly.

TMCL VII 2020-3 Bonds. TMCL VII issued $213,000 of aggregate Class A principal amount and $8,000 of aggregate Class B principal amount of the Series 2020-3 Fixed Rate Asset Backed Notes (“the TMCL VII 2020-3 Bonds”). Under the terms of the TMCL VII 2020-3 Bonds, both principal and interest incurred are payable monthly.

TMCL VII 2021-1 Bonds. TMCL VII issued $523,500 of aggregate Class A and $26,500 of aggregate Class B Series 2021-1 Fixed Rate Asset Backed Notes (“the TMCL VII 2021-1 Bonds”). Under the terms of the TMCL VII 2021-1 Bonds, both principal and interest incurred are payable monthly.

TMCL VII 2021-2 Bonds. TMCL VII issued $605,200 of aggregate Class A and $46,000 of aggregate Class B Series 2021-2 Fixed Rate Asset Backed Notes (“the TMCL VII 2021-2 Bonds”). Under the terms of the TMCL VII 2021-2 Bonds, both principal and interest incurred are payable monthly.

TMCL VII 2021-3 Bonds. TMCL VII issued $548,800 of aggregate Class A and $51,200 of aggregate Class B Series 2021-3 Fixed Rate Asset Backed Notes (“the TMCL VII 2021-3 Bonds”). Under the terms of the TMCL VII 2021-3 Bonds, both principal and interest incurred are payable monthly.

Estimated Future Principal Payments

The following is a schedule of future scheduled repayments, by year, and borrowing capacities, as of December 31, 2022:

	Twelve months ending December 31,							Available borrowing,	Current and Available Borrowing,
	2023	2024	2025	2026	2027	2028 and thereafter	Total Borrowing	as limited by the Borrowing Base	as limited by the Borrowing Base
TL Revolving Credit Facility	$—	$—	$121,409	$131,386	$1,115,063	$—	$1,367,858	$272,748	$1,640,606
TL 2019 Term Loan	11,687	12,102	12,532	90,972	—	—	127,293	—	127,293
TL 2021-1 Term loan	5,637	5,789	5,944	6,103	6,267	30,574	60,314	—	60,314
TL 2021-2 Term Loan	14,858	15,294	15,743	16,205	16,681	113,421	192,202	—	192,202
TMCL II Secured Debt Facility (1)	64,792	100,446	102,631	92,825	83,957	794,789	1,239,440	34,977	1,274,417
TMCL VII 2020-1 Bonds (2)	57,816	58,560	57,552	51,869	57,117	49,499	332,413	—	332,413
TMCL VII 2020-2 Bonds (2)	66,975	69,541	69,827	68,492	73,971	127,473	476,279	—	476,279
TMCL VII 2020-3 Bonds (2)	20,111	20,111	20,111	20,111	20,111	75,195	175,750	—	175,750
TMCL VII 2021-1 Bonds (2)	43,864	43,864	43,864	43,864	43,864	248,561	467,881	—	467,881
TMCL VII 2021-2 Bonds (2)	52,096	52,096	52,096	52,096	52,096	303,893	564,373	—	564,373
TMCL VII 2021-3 Bonds (2)	48,000	48,000	48,000	48,000	48,000	296,000	536,000	—	536,000
Total (3)	$385,836	$425,803	$549,709	$621,923	$1,517,127	$2,039,405	$5,539,803	$307,725	$5,847,528

(1)
The estimated future scheduled repayments for TMCL II Secured Debt Facility are based on the assumption that the facility will not be extended on its associated conversion date.
(2)
Future scheduled payments for all bonds payable exclude unamortized discounts in an aggregate amount of $485.
(3)
Future scheduled payments for all debts exclude prepaid debt issuance costs in an aggregate amount of $34,399.